UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09583
                                                    --------------------

                           UBS Eucalyptus Fund L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                   YEAR ENDED
                               DECEMBER 31, 2004

                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                   YEAR ENDED
                                DECEMBER 31, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1

Statement of Assets, Liabilities and Members' Capital .....................    2

Statement of Operations ...................................................    3

Statements of Changes in Members' Capital .................................    4

Statement of Cash Flows ...................................................    5

Notes to Financial Statements .............................................    6

Schedule of Portfolio Investments .........................................   14

                       [LETTERHEAD OF ERNST & YOUNG LLP]

             Report of Independent Registered Public Accounting Firm

To the Members and Board of Directors of UBS Eucalyptus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Eucalyptus Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2004, and the related statements of operations and cash flows for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Eucalyptus Fund, L.L.C. at December 31, 2004, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                    /s/ Ernst & Young LLP

New York, New York
February 14, 2005

                                                     UBS EUCALYPTUS FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $225,433,730)                           $275,182,926
Cash and cash equivalents                                                           15,711,117
Receivables:
  Due from brokers                                                                  50,341,559
  Investments sold, not settled                                                      4,337,956
  Interest                                                                              45,265
  Dividends                                                                             39,940
Other assets                                                                             1,272
----------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                       345,660,035
----------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $52,091,648)        61,279,890
Payables:
  Withdrawals payable                                                                1,079,815
  Investments purchased, not settled                                                 1,219,691
  Management fee                                                                       277,736
  Professional fees                                                                    130,616
  Interest                                                                              49,381
  Administration fee                                                                    49,078
  Other                                                                                 54,624
----------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                   64,140,831
----------------------------------------------------------------------------------------------

NET ASSETS                                                                        $281,519,204
----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                         $240,984,935
Accumulated net unrealized appreciation on investments
  and other assets and liabilities denominated in foreign currencies                40,534,269
----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                  $281,519,204
----------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                    Year Ended December 31, 2004

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less foreign withholding taxes of $179,358)                $  1,480,469
Interest                                                                    89,679
-----------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  1,570,148
-----------------------------------------------------------------------------------

EXPENSES

Management fee                                                           3,413,550
Interest                                                                   833,516
Stock borrow fees                                                          447,145
Administration fee                                                         295,404
Professional fees                                                          202,834
Dividends                                                                   33,418
Miscellaneous                                                              187,878
-----------------------------------------------------------------------------------

TOTAL EXPENSES                                                           5,413,745
-----------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                     (3,843,597)
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
       FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments                                                           24,500,408
  Foreign currency transactions                                           (255,081)
Change in net unrealized appreciation/depreciation from:
  Investments                                                          (10,419,555)
  Other assets and liabilities denominated in foreign currencies            (7,004)
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
       FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS               13,818,768
-----------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS              $  9,975,171
-----------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2004 AND 2003
--------------------------------------------------------------------------------

                                                                          MANAGER            MEMBERS              TOTAL
----------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2003                                   $   4,753,060       $ 172,596,295       $ 177,349,355

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                       (17,657)         (2,924,172)         (2,941,829)
  Net realized loss from investments
        and foreign currency transactions                                   (56,758)         (2,124,398)         (2,181,156)
  Change in net unrealized
        appreciation/depreciation from investments and other
        assets and liabilities denominated in foreign currencies          2,008,683          70,165,980          72,174,663
Incentive allocation                                                         62,423                  --              62,423
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                           1,996,691          65,117,410          67,114,101
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           --          20,815,472          20,815,472
  Members' withdrawals                                                      (20,555)        (18,135,940)        (18,156,495)
  Offering costs                                                                (92)             (3,227)             (3,319)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                                           (20,647)          2,676,305           2,655,658
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                                 $   6,729,104       $ 240,390,010       $ 247,119,114
----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                       (45,736)         (3,506,656)         (3,552,392)
  Net realized gain from investments
        and foreign currency transactions                                   617,798          21,790,613          22,408,411
  Change in net unrealized
        appreciation/depreciation from investments and other
        assets and liabilities denominated in foreign currencies           (258,609)         (9,377,995)         (9,636,604)
Incentive allocation                                                        755,756                  --             755,756
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                           1,069,209           8,905,962           9,975,171
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           --          50,765,898          50,765,898
  Members' withdrawals                                                     (325,451)        (25,974,790)        (26,300,241)
  Offering Costs                                                             (1,018)            (39,720)            (40,738)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                                          (326,469)         24,751,388          24,424,919
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                                 $   7,471,844       $ 274,047,360       $ 281,519,204
----------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                         STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                               $   9,975,171
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
  Purchases of investments                                                              (178,080,814)
  Proceeds from disposition of investments                                               173,293,255
  Proceeds received from short sales                                                      91,015,035
  Cost to cover short sales                                                              (76,910,030)
  Net realized gain from investments                                                     (24,500,408)
  Change in net unrealized appreciation/depreciation from investments                     10,419,555
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Due from brokers                                                                   (8,091,897)
       Investments sold, not settled                                                      14,947,384
       Dividends                                                                              29,558
       Interest                                                                              (41,451)
       Other assets                                                                             (478)
    Increase (decrease) in payables:
      Investments purchased, not settled                                                    (750,575)
      Management fee                                                                          34,533
      Professional fees                                                                       28,511
      Interest                                                                               (32,045)
      Administration fee                                                                       5,599
      Other                                                                                   (9,727)
-----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                 11,331,176

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                      50,765,898
Margin loan                                                                              (37,000,000)
Members' withdrawals                                                                     (25,604,196)
Manager withdrawals                                                                         (325,451)
Offering costs                                                                               (40,738)
-----------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                    (12,204,487)

Net decrease in cash and cash equivalents                                                   (873,311)
Cash and cash equivalents--beginning of year                                              16,584,428
-----------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                 $  15,711,117
-----------------------------------------------------------------------------------------------------

Supplemental cash flows disclosure:
       Interest paid                                                                   $     877,359
-----------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

1.    ORGANIZATION

      UBS Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. The Fund commenced operations on November 22, 1999.

      The Fund's Board of Directors, (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Eucalyptus Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

      The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and OrbiMed Advisers L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

      Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

      The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES

      A.    PORTFOLIO VALUATION

      Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

      Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

      If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

      A convertible bond with a value of $1,086,750 was fair valued at December 31, 2004 by the Manager.

      When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. Restricted PIPEs with a value of $3,532,373 were fair valued at December 31, 2004 by the Manager.

      Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment is revalued in a manner that the Manager, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

      Fair value represents a good faith approximation of the value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A.    PORTFOLIO VALUATION (CONTINUED)

      in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its Interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors.

      All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

      On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at December 31, 2004.

      Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      B.    SECURITIES TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      C.    FUND COSTS

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

      D.    INCOME TAXES

      No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

      The Fund has reclassified $3,843,597 and $24,245,327 from accumulated net investment loss and accumulated net realized loss from investments and foreign currency transactions, respectively, to net capital contributions during the year ended December 31, 2004. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

      E.    CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

      F.    USE OF ESTIMATES

      The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

3.    RELATED PARTY TRANSACTIONS (CONTINUED)

      of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to OrbiMed.

      UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

      The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the year ended December 31, 2004, UBS FSI and its affiliates earned brokerage commissions of $19,262 from portfolio transactions executed on behalf of the Fund.

      The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Members Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2004 and 2003 was $755,756 and $62,423, respectively, and has been recorded as an increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of December 31, 2004, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

      Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2004 were $20,749.

      As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by OrbiMed for research and related services that would then be paid for or provided by the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund as well as other accounts managed by OrbiMed.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

4.    ADMINISTRATION AND CUSTODIAN FEES

      PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

      PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

5.    SECURITIES TRANSACTIONS

      Aggregate purchases and proceeds from sales of investment securities, for the year ended December 31, 2004, amounted to $254,990,844 and $264,308,290, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $76,800,929 and $90,634,409, respectively, and purchases and sales of options and warrants amounting to $1,170,464 and $3,224,579, respectively. Net realized gains resulting from short positions were $4,716,519 for the year ended December 31, 2004.

      At December 31, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $40,560,954, consisting of $67,163,640 gross unrealized appreciation and $26,602,686 gross unrealized depreciation.

6.    SHORT-TERM BORROWINGS

      The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2004, the Fund's average interest rate paid on borrowings was 3.48% per annum and the average borrowings outstanding were $23,965,600. The Fund had no borrowings outstanding at December 31, 2004.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

      In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

      instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off- balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital. Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices.

      Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from brokers (Morgan Stanley & Co. Incorporated and Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. At December 31, 2004, the Fund had no such forward foreign currency exchange contracts outstanding.

      During the year ended December 31, 2004, the Fund did not trade any futures contracts.

8.    INDEMNIFICATION

      In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

9.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the years indicated:

                                                                        YEARS ENDED DECEMBER 31,
                                               2004             2003             2002               2001               2000
                                               ----             ----             ----               ----               ----
      Ratio of net investment
          loss to average net
               assets***                          (1.38)%           (1.43)%          (1.13)%           (0.95)%           (1.15)%
       Ratio of total expenses to
         average net assets***                     1.94%             1.98%            2.00%             1.70%             1.95%
         Portfolio turnover rate                  57.85%            65.34%           73.26%            73.08%            75.13%
       Total return pre incentive
             allocation*                           3.91%            38.98%          (30.18)%           (3.27)%          106.19%
       Total return post incentive
             allocation **                         3.13%            31.18%          (30.18)%           (3.27)%           84.95%
         Average debt ratio***                     8.61%            13.18%           17.11%             5.57%             5.46%

       Net asset value at end of year      $281,519,204      $247,119,114     $177,349,355      $328,375,770      $383,241,035

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

9.    FINANCIAL HIGHLIGHTS (CONTINUED)

* Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.

*** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

    SHARES                                                                                      MARKET VALUE/FAIR VALUE
------------------------------------------------------------------------------------------------------------------------
               INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (97.75%)
               -------------------------------------------------------------------------
               CORPORATE BONDS (0.39%)
               -----------------------
               MEDICAL - BIOMEDICAL/GENETICS (0.39%)
   1,350,000   Novavax, Inc. Senior Convertible Note, 4.75%, 07/15/09 (d)                         $    1,086,750
                                                                                                  ---------------
               TOTAL CORPORATE BONDS (Cost $1,350,000)                                                 1,086,750
                                                                                                  ---------------
               COMMON STOCK (97.35%)
               ---------------------
               DIAGNOSTIC EQUIPMENT (3.17%)
     197,500   Gen-Probe, Inc. *,(a)                                                                   8,928,975
                                                                                                  ---------------
               DRUG DELIVERY SYSTEMS (1.15%)
     505,681   AeroGen, Inc. *,(b)                                                                       991,135
     125,000   Nexmed, Inc. *,(c)                                                                        162,806
     200,000   Penwest Pharmaceuticals Co. *,(c)                                                       2,088,934
                                                                                                  ---------------
                                                                                                       3,242,875
                                                                                                  ---------------
               MEDICAL - BIOMEDICAL/GENETICS (35.77%)
     202,000   Affymetrix, Inc. *,(a)                                                                  7,383,100
     246,000   Amgen, Inc. *,(a)                                                                      15,780,900
     380,100   ARIAD Pharmaceuticals, Inc. *,(a)                                                       2,824,143
     294,250   Axonyx, Inc. *                                                                          1,824,350
     186,500   Biogen Idec, Inc. *,(a)                                                                12,422,765
     503,000   Cambridge Antibody Technology Group PLC - (United Kingdom) *,**                         6,977,256
     503,000   Entremed, Inc. *,(c)                                                                    1,279,330
     212,000   Genentech, Inc. *,(a)                                                                  11,541,280
     186,000   Genmab A/S - (Denmark) *,**                                                             3,398,781
     239,000   Genzyme Corp. *,(a)                                                                    13,878,730
     490,000   Human Genome Sciences, Inc. *,(a)                                                       5,889,800
     341,300   Medimmune, Inc. *,(a)                                                                   9,252,643
     630,000   Oscient Pharmaceuticals Corp. *                                                         2,299,500
     243,000   Prana Biotechnology Ltd. (Australia) *,**,(b)                                             986,580
     436,900   Savient Pharmaceuticals, Inc. *,(a)                                                     1,183,999
     122,600   Tercica, Inc. *                                                                         1,226,000
     645,000   Xenova Group (United Kingdom) *,**,(b)                                                    838,500
     662,000   XOMA Ltd. *                                                                             1,714,580
                                                                                                  ---------------
                                                                                                     100,702,237
                                                                                                  ---------------
               MEDICAL - DRUGS (39.67%)
     185,000   Altana AG - (Germany) **,(a)                                                           11,695,460
     385,000   Array BioPharma, Inc. *,(a)                                                             3,665,200
     402,000   Chugai Pharmaceutical Co., Ltd - (Japan) **,(a)                                         6,645,730
      56,500   Eli Lilly and Co. (a)                                                                   3,206,375
     390,000   Fujisawa Pharmaceutical Co., Ltd - (Japan) **,(a)                                      10,675,808
      37,000   GlaxoSmithKline PLC - (United Kingdom) **                                                 868,064
      56,500   IVAX Corp. *,(a)                                                                          893,830
     335,500   Ligand Pharmaceuticals, Inc. - Class B *,(a)                                            3,905,220
     245,000   Novartis AG - (Switzerland) **                                                         12,345,880

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

    SHARES                                                                                      MARKET VALUE/FAIR VALUE
------------------------------------------------------------------------------------------------------------------------
               COMMON STOCK (CONTINUED)
               ------------------------
               MEDICAL - DRUGS (CONTINUED)
      40,000   Orphan Medical, Inc. *,(b)                                                         $      360,800
     650,000   Orphan Medical, Inc. *                                                                  5,863,000
     170,000   OSI Pharmaceuticals, Inc. *                                                            12,724,500
     445,000   Pfizer, Inc. (a)                                                                       11,966,050
      11,100   Serono SA - Class B - (Switzerland) **                                                  7,311,494
     220,000   Takeda Pharmaceutical Cos., Ltd. - (Japan) **,(a)                                      11,078,364
     199,000   Wyeth                                                                                   8,475,410
                                                                                                  ---------------
                                                                                                     111,681,185
                                                                                                  ---------------
               MEDICAL - GENERIC DRUGS (1.24%)
      74,000   Par Pharmaceutical Cos., Inc. *                                                         3,062,120
      14,000   Teva Pharmaceutical Industries Ltd. - ADR                                                 418,040
                                                                                                  ---------------
                                                                                                       3,480,160
                                                                                                  ---------------
               MEDICAL PRODUCTS (1.90%)
     611,110   Berna Biotech AG - (Switzerland) **                                                     5,358,163
                                                                                                  ---------------
               THERAPEUTICS (14.45%)
     605,000   Abgenix, Inc. *,(a)                                                                     6,255,700
   4,200,000   Adherex Technologies, Inc. - (Canada) *,**,(b)                                          1,472,270
   1,377,600   Adherex Technologies, Inc. - (Canada) *,**,(b)                                            482,904
     343,700   Anormed, Inc. - (Canada) *,**                                                           1,620,753
   1,200,000   BioMarin Pharmaceuticals, Inc. *,(a)                                                    7,668,000
       6,400   Gilead Sciences, Inc. *                                                                   223,936
      60,000   NitroMed, Inc. *                                                                        1,599,000
     500,000   NPS Pharmaceuticals, Inc. *,(a)                                                         9,140,000
     338,000   Progenics Pharmaceuticals, Inc. *,(a)                                                   5,800,080
     385,000   Tanox, Inc. *,(a)                                                                       5,852,000
      31,200   Theravance, Inc. *                                                                        558,480
                                                                                                  ---------------
                                                                                                      40,673,123
                                                                                                  ---------------
               TOTAL COMMON STOCK (Cost $222,866,372)                                                274,066,718
                                                                                                  ---------------
               WARRANTS (0.01%)
               ----------------
               DRUG DELIVERY SYSTEMS (0.0%)
     500,000   Aerogen, Inc., $3.25, 3/11/09 *,(b)                                                            --
     930,000   DOR BioPharma, Inc., $0.88, 7/17/08 *,(b)                                                      --
      50,000   Nexmed, 1.47 12/17/09 *,(c)                                                                 1,303
      12,500   Nexmed, 2.00 12/17/05 *,(c)                                                                    --
                                                                                                  ---------------
                                                                                                           1,303
                                                                                                  ---------------
               MEDICAL - BIOMEDICAL/GENETICS (0.01%)
     100,600   Entremed, $3.50, 12/27/09 *,(b),(c)                                                            --
      23,143   Lynx Therapeutics, Inc., $13.58, 4/16/07 *,(b)                                                 --
     100,000   MicroIslet, Inc., $1.00, 3/12/01 *,(b)                                                     28,000
         120   Orchid Biosciences, Inc., $21.70, 12/12/11 *,(b)                                               --
          45   Orchid Biosciences, Inc., $8.05, 9/20/11 *,(b)                                                 --
          45   Orchid Biosciences, Inc., $23.50, 7/24/11 *,(b)                                               155
     182,250   Prana Biotechnology - AUD 8.00 *,**,(b)                                                        --

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

    SHARES                                                                                      MARKET VALUE/FAIR VALUE
------------------------------------------------------------------------------------------------------------------------
               WARRANTS (CONTINUED)
               --------------------
               MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
     193,500   Xenova Group, PLC - GBP 1.13, 12/08/08 *,**,(b)                                    $           --
                                                                                                  ---------------
                                                                                                          28,155
                                                                                                  ---------------
               MEDICAL - IMAGING SYSTEMS (0.0%)
      26,400   Chromavision Medical Systems, Inc., $2.79, 04/27/08 *,(b)                                      --
                                                                                                  ---------------
               THERAPEUTICS (0.0%)
   2,100,000   Adherex Technologies, Inc. - CAD 0.43, 12/19/08 *,**,(b)                                       --
     688,800   Adherex Technologies, Inc. - CAD 0.70, 3/20/07 *,**,(b)                                        --
                                                                                                  ---------------
                                                                                                              --
                                                                                                  ---------------
               TOTAL WARRANTS (Cost $1,217,358)                                                           29,458
                                                                                                  ---------------
               INVESTMENTS IN SECURITIES (Cost $225,433,730)                                         275,182,926
                                                                                                  ---------------
               SECURITIES SOLD, NOT YET PURCHASED ((21.77)%)
               ---------------------------------------------
               COMMON STOCK SOLD, NOT YET PURCHASED ((21.77)%)
               -----------------------------------------------
               DRUG DELIVERY SYSTEMS ((1.07)%)
    (556,500)  DepoMed, Inc. *                                                                        (3,005,100)
     (32,000)  DOR Biopharma, Inc. *                                                                     (20,480)
                                                                                                  ---------------
                                                                                                      (3,025,580)
                                                                                                  ---------------
               MEDICAL - BIOMEDICAL/GENETICS ((5.66)%)
    (139,000)  Biomira, Inc. *                                                                          (334,990)
    (136,000)  Celgene Corp. *                                                                        (3,606,720)
    (173,092)  Enzo Biochem, Inc. *                                                                   (3,370,101)
    (133,000)  Geron Corp. *                                                                          (1,060,010)
    (140,100)  Maxim Pharmaceuticals, Inc. *                                                            (423,102)
    (115,000)  Northfield Laboratories, Inc. *                                                        (2,593,250)
    (152,400)  Stemcells, Inc. *                                                                        (644,652)
    (558,000)  Zeltia S.A. - (Spain) **                                                               (3,906,076)
                                                                                                  ---------------
                                                                                                     (15,938,901)
                                                                                                  ---------------
               MEDICAL - DRUGS ((7.98)%)
    (107,100)  American Pharmaceutical Partners, Inc. *                                               (4,006,611)
    (289,000)  Bristol Myers Squibb Co. *                                                             (7,404,180)
     (90,000)  Sanofi-Aventis - (France) **                                                           (7,193,149)
     (12,100)  Santarus, Inc. *                                                                         (109,384)
    (162,800)  Zymogenetics, Inc. *                                                                   (3,744,400)
                                                                                                  ---------------
                                                                                                     (22,457,724)
                                                                                                  ---------------
               MEDICAL INSTRUMENTS ((0.07)%)
     (19,400)  Occulogix, Inc. *                                                                        (197,880)
                                                                                                  ---------------
               MEDICAL PRODUCTS ((2.10)%)
     (93,000)  Johnson & Johnson                                                                      (5,898,060)
                                                                                                  ---------------
               THERAPEUTICS ((4.89)%)
    (146,700)  Antigenics, Inc. *                                                                     (1,484,604)

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

    SHARES                                                                                      MARKET VALUE/FAIR VALUE
------------------------------------------------------------------------------------------------------------------------
               COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
               ------------------------------------------------
               THERAPEUTICS (CONTINUED)
     (62,500)  Connetics Corp. *                                                                  $   (1,518,125)
    (269,100)  Genta, Inc. *                                                                            (473,616)
    (328,000)  Introgen Therapeutics, Inc. *                                                          (2,768,320)
    (365,000)  Isis Pharmaceuticals, Inc. *                                                           (2,153,500)
    (306,000)  La Jolla Pharmaceutical Co. *                                                            (511,020)
    (217,000)  Lipid Sciences, Inc. *                                                                   (794,220)
    (246,000)  NeoPharm, Inc. *                                                                       (3,077,460)
     (61,000)  QLT, Inc. *,**                                                                           (980,880)
                                                                                                  ---------------
                                                                                                     (13,761,745)
                                                                                                  ---------------
               TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(52,091,649))                       (61,279,890)
                                                                                                  ---------------
               SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(52,091,648))                           (61,279,890)
                                                                                                  ---------------
     TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 75.98%                213,903,036
                                                                                                  ---------------
     OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 24.02%                                            67,616,168
                                                                                                  ---------------
     TOTAL NET ASSETS -- 100.00%                                                                  $  281,519,204
                                                                                                  ===============

*     NON-INCOME PRODUCING SECURITIY

**    FOREIGN

(a) PARTIALLY OR WHOLLY HELD ($140,692,145 TOTAL MARKET VALUE) IN A PLEDGED ACCOUNT BY THE CUSTODIAN AS COLLATERAL FOR SECURITIES SOLD, NOT YET PURCHASED.

(b)   PRIVATE INVESTMENT IN PUBLIC EQUITY (FREELY TRADEABLE) AT MARKET VALUE.

(c) PRIVATE EQUITY INVESTMENT VALUED AT FAIR VALUE. THE TOTAL MARKET VALUE OF INVESTMENTS VALUED AT FAIR VALUE AMOUNTED TO $3,532,373, WHICH REPRESENTED 1.25% OF THE NET ASSETS AT DECEMBER 31, 2004.

(d)   FAIR VALUED IN GOOD FAITH BY THE BOARD OF DIRECTORS.

                                                          DECEMBER 31, 2004
INVESTMENTS IN SECURITIES - BY COUNTRY              PERCENTAGE OF NET ASSETS (%)
--------------------------------------              ----------------------------
UNITED STATES OF AMERICA                                       50.89
JAPAN                                                          10.08
SWITZERLAND                                                     8.89
GERMANY                                                         4.15
UNITED KINGDOM                                                  3.08
CANADA                                                          1.27
DENMARK                                                         1.21
AUSTRALIA                                                       0.35
FRANCE                                                         (2.56)
SPAIN                                                          (1.38)

     The preceding notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

DIRECTORS AND OFFICERS (Unaudited)

Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Service Inc.'s, Alternative Investment Group at 800-580-2359.

-------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY           HELD BY DIRECTOR
POSITION(S) WITH FUND           TIME SERVED(1)         DURING PAST 5 YEARS          DIRECTOR(2)    OUTSIDE FUND COMPANY
---------------------           --------------         -------------------          -----------    --------------------
-------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
-------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (62)                Term -       Dean and Professor of Mgmt of         48             Director of:
UBS Financial Services Inc.       Indefinite     Graduate School of Business,                       Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                              Federated Department
New York, NY 10019                Inception                                                          Stores, Inc.,
Director                                                                                          Revlon, Inc., Select
                                                                                                   Medical, Inc. and
                                                                                                      SAPPI, Ltd.
-------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (75)               Term -       Law partner for Dunnington,           14                 None
UBS Financial Services Inc.       Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
-------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman,  (58)            Term -       Professor of Financial                14                 None
UBS Financial Services Inc.       Indefinite     Accounting of Graduate School
1285 Avenue of the Americas      Length-since    of Business, Columbia University
New York, NY 10019                 July 2004
Director
-------------------------------------------------------------------------------------------------------------------------
                                            OFFICER(S) WHO ARE NOT DIRECTORS
-------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (37)           Term-Indefinite   Senior Vice President / CFO of        N/A                N/A
UBS Financial Services Inc.     Length- since    UBS Financial Services Inc.
1285 Avenue of the Americas       July 2002      Alternative Investment Group,
New York, NY 10019                               since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
and Secretary                                    Arthur Andersen LLP
-------------------------------------------------------------------------------------------------------------------------

(1) For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

(2) Of the 48 funds/portfolios in the complex, 34 are advised by an affiliate of UBS Financial Services, Inc., and 14 comprise UBS Financial Services Inc.'s, Alternative Investment Group of Funds.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-580-2329.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------
     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $49,000 for 2003 and $55,500 for 2004. Such audit fees include fees associated with the annual audits and fees for providing a report in connection with the registrant's report on Form N-SAR.

Audit-Related Fees
------------------
     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2003 and $4,500 for 2004. Audit-related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------
     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $52,500 for 2003 and $59,000 for 2004. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees
--------------
     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $3,000 for 2003 and $3,000 for 2004. Fees for all other services include fees for administrative services associated with preparing the K-1's for mailing. There were no fees billed in the last two fiscal years for services rendered by the principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant ("Service Affiliates") which were required to be pre-approved by the audit committee.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2)  There were no services  described in each of paragraphs (b) through
             (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to Service Affiliates for each of the last two fiscal years of the registrant was $1.2 million for 2003 and $ 1.5 million for 2004.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         OrbiMed and its affiliated advisory entities (collectively referred to as "OrbiMed"), have adopted proxy voting policies and procedures (the "Policies") which are described below. OrbiMed manages its clients' assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. When charged with the responsibility to vote proxies on behalf of its clients, OrbiMed seeks to exercise its clients' rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies' economic value.

         The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. OrbiMed will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, OrbiMed will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. OrbiMed may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

         In addition, OrbiMed will monitor situations that may result in a conflict of interest between any of its clients and OrbiMed or any of its affiliates by maintaining a list of significant existing and prospective corporate clients. OrbiMed's personnel responsible for reviewing and voting proxies on behalf of its clients will report any proxy received or expected to be received from a company included on that list to members of senior management of OrbiMed identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or OrbiMed will seek instruction on how to vote from the client (or its agent).

         The registrant has delegated voting of proxies in respect of portfolio holdings to UBS Eucalyptus Management, L.L.C., the registrants investment adviser (the "Adviser"), and proxy voting decisions for the Adviser's clients are made by officers, members or employees of OrbiMed Advisors, L.L.C. ("OrbiMed"), a member of the Adviser. These individuals are not associated with UBS Fund Advisor, L.L.C., the managing member of the Adviser. OrbiMed has adopted its own proxy voting policies and procedures that govern its proxy voting activities.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Eucalyptus Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer

Date     February 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer

Date     February 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date     February 28, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.